Capital Structure (Tables)	12 Months Ended
Dec. 31, 2020
Partners' Capital Notes [Abstract]
Schedule of common stock reserved
Stock options issued and outstanding	6,982,497
Authorized for future grant under 2020 Equity Incentive Plan	12,937,713
19,920,210